Redeemable non-controlling interest - Schedule of Changes in Redeemable Non-controlling Interest (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 11, 2020	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Temporary Equity [Roll Forward]
Acquisition of NCI		$ (31)
Asia Offshore Drilling Ltd
Increase (Decrease) in Temporary Equity [Roll Forward]
Acquisition of NCI	$ 31
Redeemable non-controlling interest
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance		57
Ending balance		0	$ 57
Redeemable non-controlling interest | Asia Offshore Drilling Ltd
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance			38
Net loss attributable to redeemable non-controlling interest		(1)	(2)
Fair value adjustment		$ (25)	$ 21